THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND OCTOBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%

	Shares	Value
Austria — 1.6%
ANDRITZ	22,713	$1,045,459

Brazil — 2.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	62,300	718,942
Cia de Saneamento de Minas Gerais Copasa MG	216,200	687,397

		1,406,339

Canada — 2.0%
Stantec	21,347	1,306,142

France — 6.3%
Veolia Environnement	143,771	3,939,383

Germany — 1.0%
Norma Group	34,577	610,024

Hong Kong — 2.5%
Beijing Enterprises Water Group	2,261,355	477,158
China Water Affairs Group	773,730	489,638
Guangdong Investment	891,125	608,088

		1,574,884

India — 0.6%
VA Tech Wabag *	64,442	373,605

Italy — 1.5%
Hera	343,035	964,989

Japan — 3.4%
Kubota	57,500	773,332
Kurita Water Industries	47,110	1,431,364

		2,204,696

Mexico — 0.8%
Orbia Advance	306,880	498,048

Netherlands — 4.0%
Aalberts	28,565	891,864
Arcadis	39,429	1,666,460

		2,558,324

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND OCTOBER 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
South Korea — 1.9%
Coway	38,386	$1,228,382

United Kingdom — 16.3%
Costain Group	441,310	272,546
Halma	98,743	2,220,571
Pennon Group	147,034	1,300,376
Severn Trent	71,783	2,319,175
United Utilities Group	250,203	3,236,019
Weir Group	52,513	1,090,726

		10,439,413

United States — 52.2%
A O Smith	24,172	1,686,239
Advanced Drainage Systems	7,959	850,260
AECOM	33,087	2,532,810
American Water Works	21,183	2,492,180
Consolidated Water	6,086	179,659
Core & Main, Cl A *	50,870	1,530,170
Ecolab	11,617	1,948,636
Essential Utilities	98,002	3,279,147
Ferguson	10,134	1,522,127
Fortune Brands Innovations	7,418	413,924
IDEX	11,129	2,130,202
Itron *	21,788	1,248,017
Lindsay	8,288	1,035,337
Mueller Water Products, Cl A	32,497	401,988
Pentair	26,106	1,517,281
Roper Technologies	5,333	2,605,544
SJW Group	26,752	1,671,465
Tetra Tech	9,887	1,492,047
Toro	7,706	622,953
Valmont Industries	350	68,919
Veralto *	2,231	153,962
Xylem	40,663	3,803,586
Zurn Elkay Water Solutions	11,862	313,869

		33,500,322

TOTAL COMMON STOCK (Cost $58,173,257)		61,650,010

TOTAL INVESTMENTS — 96.3% (Cost $58,173,257)		$61,650,010

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND OCTOBER 31, 2023 (UNAUDITED)

Percentages are based on Net Assets of $63,988,874.

* Non-income producing security.

ADR	American Depositary Receipt
Cl	Class

KBI-QH-001-1100